Federated International Small-Mid Company Fund
Federated International Small-Mid Company Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide long-term growth of capital.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 14.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Federated International Small-Mid Company Fund	A	B	C	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.50%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Federated International Small-Mid Company Fund		A		B	C	IS
Management Fee		1.25%		1.25%	1.25%	1.25%
Distribution (12b-1) Fee		0.25%		0.75%	0.75%	none
Other Expenses		0.44%	[1]	0.69%	0.69%	0.44%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.95%		2.70%	2.70%	1.70%
Fee Waivers and/or Expense Reimbursements	[2]	0.09%		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.86%		2.66%	2.66%	1.66%
[1]	The Fund may incur or charge shareholder services/account administration fees on its A class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Directors (the "Directors").
[2]	The Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.84%, 2.64%, 2.64% and 1.64% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example Federated International Small-Mid Company Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	737	1,129	1,544	2,700
B	823	1,238	1,630	2,851
C	373	838	1,430	3,032
IS	173	536	923	2,009

Expense Example, No Redemption Federated International Small-Mid Company Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	737	1,129	1,544	2,700
B	273	838	1,430	2,851
C	273	838	1,430	3,032
IS	173	536	923	2,009

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund pursues its investment objective of long term growth of capital by investing at least 80% of its assets in equity securities issued by non-U.S. small- and mid-capitalization companies. For purposes of this strategy, small- and mid-capitalization companies will normally be defined as any company with a market capitalization, at the time of purchase, within the market capitalization range of stocks included in the Fund's benchmark index, MSCI ACWI ex USA SMID Cap Index, which was approximately $24.0 million to $16.1 billion as of September 30, 2014. The Fund is permitted to invest in companies from both developed and emerging market countries. The Fund may invest in exchange- traded funds, derivative contracts (such as options, swaps and futures contracts) and hybrid investments (such as notes linked to underlying securities or indices) in order to implement its investment strategy. The Fund may hedge its currency risk by using derivatives such as futures or forward contracts. The Fund's investment adviser seeks to invest in companies whose stock the Advisor perceives as undervalued relative to the company's competitive position and/or its growth prospects. The Fund's adviser does not focus on a particular investment style (growth and/or value) but rather seeks the best opportunities across the Fund's investable universe.

Because the Fund references small- and mid-capitalization investments in its name, the Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the fund to normally invest less than 80% of its assets (which includes any borrowing for investment purposes) in investments in small- or mid-capitalization companies. For purposes of this limitation, small or mid companies will normally be defined as companies with market capitalizations similar to the constituents of the Fund's benchmark, the MSCI ACWI ex USA SMID Cap Index. Such definition will be applied at the time of investment and the Fund's adviser will not be required to sell a stock because a company's market capitalization has grown larger than the range of small- or mid-capitalization stocks in the MSCI ACWI ex USA SMID Cap Index.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market.
  Risk of Foreign Investing. The foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Small-Cap Company Risk. The Fund may invest in small capitalization (or “small-cap”) companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base, and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund's portfolio, performance and Share price.
  Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund's portfolio, performance and Share price.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increase volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivative contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Investment Style Risk. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Fund's style of investing, the Fund's Share price may lag that of other funds using a different investment style.
  Liquidity Risk. Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
  Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information, such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated International Small-Mid Company Fund - A Class

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Fund's A class highest quarterly return was 28.60% (quarter ended June 30, 2009). Its lowest quarterly return was (31.43)% (quarter ended September 30, 2008).
Average Annual Total Return Table
The IS class commenced operations on March 31, 2008. For the period prior to the commencement of operations for the IS class, the performance information shown is for the Fund's A class. The performance of the A class has not been adjusted to reflect the expenses of the IS class since the IS class has a lower expense ratio than the expense ratio of the A class. The performance of the A class has been adjusted to reflect the absence of sales charges and adjusted to remove any voluntary waiver of the Fund's expenses related to the A class that may have occurred during the period prior to the commencement of operations of the IS class.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for B, C and IS classes will differ from those shown for A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2014)
Average Annual Total Returns Federated International Small-Mid Company Fund		1 Year	5 Years	10 Years
A		(14.32%)	6.04%	5.94%
A Return After Taxes on Distributions		(16.38%)	4.93%	5.20%
A Return After Taxes on Distributions and Sale of Fund Shares		(6.38%)	4.83%	4.98%
B		(14.41%)	6.08%	5.87%
C		(10.86%)	6.39%	5.71%
IS		(9.16%)	7.45%	6.69%
S&P Developed ex-U.S. SmallCap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	(3.35%)	8.15%	6.47%
MSCI ACWI ex USA SMID Cap Index (reflects no deduction for fees, expenses or taxes)	[2]	(3.05%)	6.21%	6.37%
[1]	The S&P Developed ex.-U.S. SmallCap Growth Index is a market capitalization-weighted index measuring capital appreciation. It is defined as an unmanaged world equity index representative of small capitalization securities, defined as the bottom 20% of any given country's available market capitalization excluding the U.S. The Growth Index covers those companies in each country that exhibit the characteristics of growth.
[2]	The Fund's investment adviser elected to change the Fund's broad-based securities market index to the MSCI ACWI ex USA SMID Cap Index from the S&P Developed ex-U.S. SmallCap Growth Index. The MSCI ACWI ex USA SMID Cap Index is more reflective of the investment strategy of the Fund. The MSCI ACWI ex USA SMID Cap Index captures mid and small cap representation across Developed Market countries (excluding the U.S.) and Emerging Markets countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country.